OTHER LONG-TERM LIABILITIES - Other Long-term Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
OTHER LONG-TERM LIABILITIES.
Provision for retirement indemnities (Japan & France), less current portion	€ 2,241	€ 1,962
Provision for employee termination indemnities (Korea) less current portion	149	122
Provision for Asset Retirement Obligation (Japan) less current portion	91	101
Provision for warranty costs, less current portion	65	62
Provision for guarantee given to customer, less curent portion	66
Conditional government advances, less current portion	463	463
Total	€ 3,075	€ 2,710